TAXES PAYABLE (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Taxes Payable [Line Items]
Taxes payable	$ 473,842	$ 82,750
Value Added Tax [Member]
Taxes Payable [Line Items]
Taxes payable	333,239	8,380
Enterprise Income Tax [Member]
Taxes Payable [Line Items]
Taxes payable	118,681	70,776
Employee Withholding Tax [Member]
Taxes Payable [Line Items]
Taxes payable	4,068	2,793
Business Tax [Member]
Taxes Payable [Line Items]
Taxes payable	162	165
City Construction Tax [Member]
Taxes Payable [Line Items]
Taxes payable	$ 17,692	$ 636